Financial assets, liabilities and financial result (excluding Orange Bank) - BT securities (Details) £ / shares in Units, € in Millions, £ in Millions, shares in Millions			12 Months Ended
	Jun. 19, 2017 £ / € shares	Jan. 29, 2016 EUR (€) £ / €	Dec. 31, 2019 EUR (€) £ / shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 GBP (£) £ / shares	Jun. 27, 2017 EUR (€) shares	Jun. 27, 2017 GBP (£) shares	Dec. 31, 2016 EUR (€)
Bonds maturing June 27, 2021 [member]
Disclosure of financial assets [line items]
Notional amount						£ 517	€ 585	£ 517
Interest rate (as a percent)						0.375%	0.375%	0.375%
Underlying shares (in shares) | shares							133	133
Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Equity interest (as a percent)		4.00%				2.49%
Exchange rate	0.88168	0.76228	0.89443
Share price | £ / shares						£ 1.99
Shares sold (in shares) | shares	133			18
Profit and loss on sale of investment				€ (2)
Financial assets available-for-sale, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
BT shares received as remuneration for the disposal of EE		€ 2,462
Telecom activities, operating segment [member] | Operating segments [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Effect of foreign exchange hedging risk on sale of investment					€ 11
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Impairment on BT shares net of hedge of FX risk			€ 3
Fair value of investment securities sold					55				€ 570
Telecom activities, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member] | Investments securities, BT Shares [member]
Disclosure of financial assets [line items]
Profit and loss on sale of investment					€ (126)
Financial assets, fair value, current shares held				€ (119)